ACQUISITION OF NETCLASS JAPAN - Fair value of the identical assets and liabilities as of acquisition date and the gain on acquisition (Details) - USD ($)		6 Months Ended
	Feb. 28, 2025	Mar. 31, 2025
Fair value of identical assets and liabilities as of acquisition date
Gain on acquisition of a subsidiary		$ 201,197
Netclass Japan
Fair value of identical assets and liabilities as of acquisition date
Cash	$ 34,486
Receivables	91,722
Intangible assets	470,697
Payables	(103,913)
Deferred tax liability	(67,897)
Net assets at acquisition	425,095
Non-controlling interest	(206,970)
Total consideration paid for acquisition	(16,928)
Gain on acquisition of a subsidiary	$ 201,197